Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Valuation allowance	$ 91,315	$ 73,930
Period over which a transaction or series of transactions resulting in an ownership change that will impact utilization of NOL	3 years
Percentage points of the outstanding stock ownership change that will impact utilization of NOL	50.00%
Unrecognized tax benefits	$ 0
Gross unrecognized tax benefits	800	800
Liability for potential penalties or interest	$ 0	$ 0